Condensed financial information of the Company	12 Months Ended
Dec. 31, 2013
Condensed financial information of the Company [Abstract]
Condensed financial information of the Company

26. Condensed financial information of the Company

The condensed financial statements of Xinyuan Real Estate Co., Ltd. (the "Company") have been prepared in accordance with U.S. GAAP. Under the PRC laws and regulations, the Company's PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$375,547,200 as of December 31, 2013 (2012: US$356,622,317).

Condensed Balance Sheets

	Year ended December 31
	2012	2013
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	3,761,752	231,652,719
Other deposits and prepayments	-	12,690,088
Other current assets	-	1,319,508
Due from a subsidiary	295,060,868	445,422,645
Total current assets	298,822,620	691,084,960

Other assets	98,194	-
Deferred charges	104,196	9,048,940
Investments in subsidiaries	585,865,093	778,780,958

TOTAL ASSETS	884,890,203	1,478,914,858

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Short-term bank loan	25,000,000	-
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	1,372,348	9,453,718
Payroll and welfare payables	-	5,149,011
Other long-term debt due within one year	41,063,780	35,000,000

Total current liabilities	68,351,706	50,518,307

Other long-term debt	-	475,761,009
Long term bank loans	35,000,000	-

Total liabilities	103,351,706	526,279,316

Shareholders' equity
Common shares, $0.0001 par value:
Authorized-500,000,000 shares, issued and outstanding-156,012,492 shares for 2013 (2012: 141,938,398 shares)	15,358	15,828
Treasury shares	(13,667,122)	(3,085,481)
Additional paid-in capital	511,964,127	534,936,597
Retained earnings	283,226,134	420,768,598

Total shareholders' equity	781,538,497	952,635,542

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	884,890,203	1,478,914,858

Condensed Statements of Comprehensive Income

	Year ended December 31
	2011	2012	2013
	US$	US$	US$
Sales tax	(3,104)	-	-

General and administrative expenses	(2,360,042)	(4,422,692)	(16,494,847)

Operating loss	(2,363,146)	(4,422,693)	(16,494,847)
Interest expense	(8,022,254)	(9,243,078)	(24,635,780)
Interest income	6,818	722	749,408
Equity in profit of subsidiaries, net	112,676,827	170,662,644	166,737,483

Income from operations before income taxes	102,298,245	156,997,595	126,356,264
Income taxes	(375)	-	-

Net income attributable to common shareholders	102,297,870	156,997,595	126,356,264

Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	28,410,852	2,140,848	25,910,940

Comprehensive income attributable to shareholders	130,708,722	159,138,443	152,267,204

Condensed Statements of Cash Flows

	Year ended December 31
	2011	2012	2013
	US$	US$	US$
Cash flows from operating activities:
Net income	102,297,870	156,997,595	126,356,264
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(112,676,827)	(170,662,644)	(166,737,483)
Depreciation and amortization	319,779	-	-
Accretion of long-term debt	1,021,368	1,024,166	288,220
Stock based compensation expense	38,382	84,988	160,549
Amortization of deferred financing cost	-	-	640,565
Other receivables	(3,137)	-	-
Other deposits and prepayments	-	-	(12,690,088)
Other current assets	-	-	(278,908)
Other assets	348,766	551,420	98,294
Income tax payable	375	-	-
Other tax payable	(24,116)	-	-
Other payable and accrued liabilities	864,636	204,846	8,081,370
Payroll and welfare payable	-	-	5,149,011
Accrued interest	(514,226)	17,333	(1,352,000)

Net cash used in operating activities	(8,327,130)	(11,782,296)	(40,284,206)

Cash flows from financing activities:
Changes in due from a subsidiary	7,458,606	(13,593,497)	(150,361,777)
Proceeds from short-term bank loans	25,000,000	25,000,000	45,000,000
Repayments of short-term bank loans	-	(25,000,000)	(70,000,000)
Proceeds from long-term bank loans	-	35,000,000	-
Proceeds from other long-term debts	-	-	475,761,009
Repayment of other long-term debts	-	-	(40,000,000)
Issuance of treasury shares (Note 2 (ab))	-	-	32,792,232
Purchase of treasury shares	(7,958,841)	(5,708,281)	(5,767,160)
Dividends to shareholders	(7,661,057)	(8,769,530)	(14,724,740)
Deferred charges	-	-	(9,585,309)
Proceeds from issuance of common shares	22	98,812	5,060,918

Net cash provided by financing activities	16,838,730	7,027,504	268,175,173

Net increase/ (decrease) in cash and cash equivalents	8,511,600	(4,754,792)	227,890,967
Cash and cash equivalents, at the beginning of the year	4,944	8,516,544	3,761,752

Cash and cash equivalents, at end of the period	8,516,544	3,761,752	231,652,719

(a) Basis of presentation

In the Company-only financial statements, the Company's investment in subsidiaries is stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. The Company-only financial statements should be read in conjunction with the Company's consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323 "Investment-Equity Method and Joint Ventures" ("ASC 323"). Such investment is presented on the balance sheet as "Investments in subsidiaries" and share of the subsidiaries' profit or loss as "Equity in profit of subsidiaries, net" on the condensed statements of comprehensive income.

The subsidiaries did not pay any dividends to the Company for the periods presented.

(b) Related party transactions

As of December 31, 2012 and 2013, the Company had US$295,060,868 and US$416,358,510 due from its wholly-owned subsidiaries. These amounts mainly reflect intercompany loans from the Company to Xinyuan (China) Real Estate, Ltd. ("WFOE") and XIN Development Group International Inc. ("XIN Development"). While intercompany loans have no fixed payments terms, the Company has a legal enforceable right to demand payment at any time, and the WFOE and the XIN Development have the ability to repay the outstanding balance on demand.

In 2013, the Company also entered into a separate loan facility agreement with XIN Development. Pursuant to the agreement, the Company will provide a loan facility to XIN Development for the period from July 1, 2013 to January 18, 2017 amounting to US$50,000,000 at 17.5% per annum. As of December 31, 2013, the Company has US$29,064,135 including accrued interest of US$1,931,467, due from XIN Development under this loan facility.

Before July 1, 2013, the Company entered into a series of consulting agreements with a consulting company that is beneficially owned by Yong Cui ("Dr. Cui"), one of the directors of the Company. Under the agreements, the Company should pay an annual fee of US$600,000 for 2012. On July 1, 2013, the Company entered into an employment agreement ("Employment Agreement") with Dr. Cui to employ him as the President of the Company from July 1, 2013 to June 30, 2016. According to the Employment Agreement, all the consulting agreements with Dr. Cui and his related company signed before July 1, 2013 were terminated. As of December 31, 2013, there were no balances due to Dr. Cui relating to the aforementioned terminated consulting agreements.

 In November 2011, the Company entered into a business development advisory services agreement with Kamren Equities Limited, of which Omer Ozden ("Mr. Ozden"), one of the Company's independent directors, is a minority shareholder. The term of this agreement was six months with advisory fees based on an hourly rate; and the agreement was to be automatically renewed for an additional six month period upon expiration on a continuous basis. On September 19, 2013, Mr. Ozden resigned as a director of the Company and the advisory services agreement with the Company was terminated at that time. During the year ended December 31, 2013, the Company paid Mr. Ozden and Karmen Equities Limited US$112,426 in aggregate. There was no balance due to Mr. Ozden and Karmen Equities Limited as of December 31, 2013.

(c) Commitments

The Company does not have significant commitments or long-term obligations as of the period end presented.